Earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Net income attributable to Arcos Dorados Holdings Inc. available to common shareholders	$ 36,847	$ 129,166	$ 78,810
Weighted-average number of common shares outstanding - Basic (in shares)	209,136,832	210,935,685	210,646,955
Incremental shares from assumed exercise of stock options (in shares)	0	0	0
Incremental shares from vesting of restricted share units (in shares)	983,634	1,060,726	377,653
Weighted-average number of common shares outstanding - Diluted (in shares)	210,120,466	211,996,411	211,024,608
Basic net income (loss) per common share attributable to Arcos Dorados Holdings Inc. (in dollars per share)	$ 0.18	$ 0.61	$ 0.37
Diluted net income (loss) per common share attributable to Arcos Dorados Holdings Inc. (in dollars per share)	$ 0.18	$ 0.61	$ 0.37